Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Granted	250,000	0.51
Forfeited	-	0.00
Exercised	(1,035,000)	0.220
Outstanding, March 31, 2021	1,755,000	$0.25	4.34	$5,525,075
Exercisable, March 31, 2021	899,250	$0.27	4.37	$2,815,349

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	300,000	$8.00	2.00	$-
Granted	-	$
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	300,000	$8.00	1.00	$-
Granted	4,040,000	1.62
Forfeited	(1,800,000)	4.67
Exercised	-
Outstanding, December 31, 2020	2,540,000	$0.22	4.52	$1,074,245
Exercisable, December 31, 2020	1,162,875	$0.22	4.52	$491,821

Schedule of Options Outstanding by Exercise Price Range

The exercise price for options outstanding and exercisable at March 31, 2021:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
20,000	$0.210	20,000	$0.210
1,505,000	0.215	716,750	0.215
25,000	0.220	7,500	0.220
205,000	0.530	155,000	0.530
1,755,000		899,250

The exercise price for options outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
2,505,000	$0.215	1,147,875	$0.215
35,000	0.220	15,000	0.220
2,540,000		1,162,875

Schedule of Fair Value of Options Granted Assumptions

The assumptions used during the year ended December 31, 2020 in calculating the fair value of options granted using the Black-Scholes option-pricing model for options granted are as follows:

Risk-free interest rate	0.28% - 1.59%
Expected life of the options	5.0 years
Expected volatility	195%-212%
Expected dividend yield	0%

Summary of Warrant Activity

The following is a summary of warrant activity:

		Weighted
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, March 31, 2021	1,631,250	$4.08	2.13	$-
Exercisable, March 31, 2021	1,631,250	$4.08	2.13	$-

The following is a summary of warrant activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Granted	131,250	5.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2019	1,631,250	$4.08	3.38	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2020	1,631,250	$4.08	2.38	$-
Exercisable, December 31, 2020	1,631,250	$4.08	2.38	$-

Schedule of Warrants Outstanding by Exercise Price Range	The exercise price for warrants outstanding at March 31, 2021:
Outstanding and Exerciseable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
131,250	5.00
1,631,250
The exercise price for warrants outstanding at December 31, 2020:
Outstanding and Exerciseable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
131,250	5.00
1,631,250